Leases - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Interest charges on lease liabilities	$ 3.4	$ 0.2
Interest rate risk [member]
Lessee, Lease, Description [Line Items]
Weighted averate rate on lease liabilities	9.70%	2.20%